SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 61,331	$ 56,308
Operating segments
Disclosure of operating segments [line items]
Assets	21,074	19,250
Operating segments | Utilities
Disclosure of operating segments [line items]
Assets	6,814	6,679
Operating segments | Transport
Disclosure of operating segments [line items]
Assets	9,155	7,962
Operating segments | Midstream
Disclosure of operating segments [line items]
Assets	3,829	3,689
Operating segments | Data
Disclosure of operating segments [line items]
Assets	3,338	2,204
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	(2,062)	(1,284)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(4,895)	(2,884)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	37,851	32,621
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 7,301	$ 7,321